CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 439,287	$ 68,000	¥ 108,358
Restricted cash	266,023	41,179	80,027
Accounts receivable	594,061	91,958	403,693
Due from related parties	126,103	19,520	321,772
Deposits, prepayments and other current assets	51,540	7,979	43,451
Total current assets	1,477,014	228,636	957,301
Property and equipment, net	21,104	3,267	34,116
Intangible assets, net	24,225	3,750	29,423
Long-term prepayments	7,427	1,150	1,808
Deferred tax assets, net	649	100	2,583
Total non-current assets	53,405	8,267	67,930
Total Assets	1,530,419	236,903	1,025,231
Current liabilities:
Commission payable	127,194	19,689	84,857
Investors' deposit	248,277	38,432	74,262
Income tax payable	116,897	18,095	115,432
Due to related parties	24,799	3,839	59,254
Other payables and accrued liabilities	278,697	43,142	168,887
Total current liabilities	795,864	123,197	502,692
Commission payable-long term	10,080	1,560	18,321
Deferred tax liabilities	3,548	549	3,961
Total non-current liabilities	13,628	2,109	22,282
Total Liabilities	809,492	125,306	524,974
Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 50,000,000 shares as of June 30, 2020, 56,000,000 shares as of June 30, 2021)	36	6	34
Additional paid-in capital	503,050	77,870	500,581
Statutory reserves	77,963	12,068	52,959
Accumulated (loss)/gain	135,597	20,990	(47,056)
Accumulated other comprehensive (loss)/income	4,281	663	(6,261)
Total equity	720,927	111,597	500,257
Total Liabilities and Equity	¥ 1,530,419	$ 236,903	¥ 1,025,231